Consolidated Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 37.2%
3SBio Inc.(a)(b)(c)	1,100,000	$2,057,491
51job Inc., ADR(b)	20,350	1,602,970
58.com Inc., ADR(b)	75,900	4,008,279
AAC Technologies Holdings Inc.(c)	654,000	4,255,585
AECC Aviation Power Co. Ltd., Class A	109,991	330,067
Agile Group Holdings Ltd.	1,100,000	1,487,681
Agricultural Bank of China Ltd., Class A	2,887,500	1,491,983
Agricultural Bank of China Ltd., Class H	22,550,000	9,293,096
Aier Eye Hospital Group Co. Ltd., Class A	137,590	772,652
Air China Ltd., Class H	1,654,000	1,464,557
Aisino Corp., Class A	55,000	160,831
Alibaba Group Holding Ltd., ADR(b)	1,140,425	201,478,885
Alibaba Health Information Technology Ltd.(b)	2,762,000	2,787,478
Alibaba Pictures Group Ltd.(b)	11,000,000	1,810,480
Aluminum Corp. of China Ltd., Class A(b)	522,499	251,435
Aluminum Corp. of China Ltd., Class H(b)	3,300,000	981,028
Angang Steel Co. Ltd., Class A	660,098	280,169
Angang Steel Co. Ltd., Class H	731,200	245,360
Anhui Conch Cement Co. Ltd., Class A	164,999	987,467
Anhui Conch Cement Co. Ltd., Class H	962,500	5,765,642
ANTA Sports Products Ltd.	825,000	8,084,004
Autohome Inc., ADR(b)(c)	47,850	4,046,196
AVIC Aircraft Co. Ltd., Class A	137,500	292,971
Avic Capital Co. Ltd., Class A	467,500	303,276
AviChina Industry & Technology Co. Ltd., Class H	1,927,000	912,152
BAIC Motor Corp. Ltd., Class H(a)	1,375,000	856,119
Baidu Inc., ADR(b)	223,025	22,715,096
Bank of Beijing Co. Ltd., Class A	1,017,500	800,175
Bank of China Ltd., Class A	1,402,500	736,623
Bank of China Ltd., Class H	62,700,000	25,679,345
Bank of Communications Co. Ltd., Class A	1,595,086	1,270,245
Bank of Communications Co. Ltd., Class H	6,875,100	4,701,703
Bank of Hangzhou Co. Ltd., Class A	275,000	351,330
Bank of Jiangsu Co. Ltd., Class A	550,000	551,979
Bank of Nanjing Co. Ltd., Class A	415,500	509,005
Bank of Ningbo Co. Ltd., Class A	220,099	843,885
Bank of Shanghai Co. Ltd., Class A	577,541	764,901
Baoshan Iron & Steel Co. Ltd., Class A	742,596	611,394
Baozun Inc., ADR(b)(c)	32,450	1,412,224
BBMG Corp., Class H	1,925,000	552,617
Beijing Capital International Airport Co. Ltd., Class H	1,650,000	1,564,171
Beijing Dabeinong Technology Group Co. Ltd., Class A	180,700	124,149
Beijing Enterprises Holdings Ltd.	413,500	1,949,402
Beijing Enterprises Water Group Ltd.	4,404,000	2,303,788
BOC Aviation Ltd.(a)	165,000	1,551,539
BOE Technology Group Co. Ltd., Class A	1,292,500	654,997
Bosideng International Holdings Ltd.	2,750,000	1,424,525
Brilliance China Automotive Holdings Ltd.(c)	2,200,000	2,436,429
BYD Co. Ltd., Class A	82,500	501,817
BYD Co. Ltd., Class H(c)	550,500	2,591,762
BYD Electronic International Co. Ltd.	550,000	948,748
CGN Power Co. Ltd., Class H(a)(d)	8,525,000	2,218,891
China Agri-Industries Holdings Ltd.	1,375,000	454,374
China Aoyuan Group Ltd.	1,104,000	1,417,028
China Cinda Asset Management Co. Ltd., Class H	7,150,000	1,486,980
China CITIC Bank Corp. Ltd., Class H	7,425,200	4,310,532
China Coal Energy Co. Ltd., Class H	1,650,000	658,931
China Communications Construction Co. Ltd., Class H	3,575,000	2,723,088

Security	Shares	Value

China (continued)
China Communications Services Corp. Ltd., Class H	2,202,000	$1,362,606
China Conch Venture Holdings Ltd.	1,363,500	5,340,782
China Construction Bank Corp., Class A	385,000	398,409
China Construction Bank Corp., Class H	76,725,390	61,770,317
China Ding Yi Feng Holdings Ltd.(c)(d)	840,000	11,789
China Eastern Airlines Corp. Ltd., Class A(b)	440,095	323,606
China Eastern Airlines Corp. Ltd., Class H(b)	1,100,000	550,161
China Education Group Holdings Ltd.	550,000	823,839
China Everbright Bank Co. Ltd., Class A	1,512,500	931,806
China Everbright Bank Co. Ltd., Class H	2,750,000	1,266,634
China Everbright International Ltd.	3,025,370	2,288,993
China Everbright Ltd.	550,000	816,821
China Evergrande Group	1,375,000	3,357,809
China First Capital Group Ltd.(b)	2,200,000	625,949
China Fortune Land Development Co. Ltd., Class A	109,999	445,795
China Galaxy Securities Co. Ltd., Class H	2,887,500	1,477,331
China Gas Holdings Ltd.	1,430,000	6,103,002
China Hongqiao Group Ltd.	1,375,000	764,893
China Huarong Asset Management Co. Ltd., Class H(a)	8,250,000	1,221,021
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	567
China International Capital Corp. Ltd., Class H(a)	880,000	1,610,064
China International Marine Containers Group Co. Ltd., Class A	198,380	273,156
China International Travel Service Corp. Ltd., Class A	82,498	1,058,065
China Jinmao Holdings Group Ltd.	4,400,000	2,936,065
China Life Insurance Co. Ltd., Class A	110,800	526,110
China Life Insurance Co. Ltd., Class H	6,050,000	15,746,967
China Literature Ltd.(a)(b)(c)	220,000	865,943
China Longyuan Power Group Corp. Ltd., Class H	2,754,000	1,489,845
China Medical System Holdings Ltd.	1,101,000	1,497,462
China Mengniu Dairy Co. Ltd.	2,200,000	8,799,775
China Merchants Bank Co. Ltd., Class A	742,597	3,742,158
China Merchants Bank Co. Ltd., Class H	3,162,946	15,133,327
China Merchants Port Holdings Co. Ltd.	1,106,180	1,733,148
China Merchants Securities Co. Ltd., Class A	332,400	775,717
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	275,096	731,022
China Minsheng Banking Corp. Ltd., Class A	1,842,498	1,608,506
China Minsheng Banking Corp. Ltd., Class H	4,812,520	3,370,981
China Mobile Ltd.	4,950,000	40,293,709
China Molybdenum Co. Ltd., Class A	770,000	371,630
China Molybdenum Co. Ltd., Class H	3,300,000	1,044,184
China National Building Material Co. Ltd., Class H	3,300,000	2,787,297
China National Nuclear Power Co. Ltd., Class A	632,500	454,309
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	165,000	235,391
China Oilfield Services Ltd., Class H	1,216,000	1,697,314
China Oriental Group Co. Ltd.	1,100,000	384,552
China Overseas Land & Investment Ltd.	3,301,760	10,447,408
China Pacific Insurance Group Co. Ltd., Class A	247,498	1,212,432
China Pacific Insurance Group Co. Ltd., Class H	2,090,000	7,599,806
China Petroleum & Chemical Corp., Class A	990,092	688,672
China Petroleum & Chemical Corp., Class H	20,350,000	11,683,912
China Power International Development Ltd.	3,575,000	748,051
China Railway Construction Corp. Ltd., Class A	467,500	622,479
China Railway Construction Corp. Ltd., Class H	1,512,500	1,655,747
China Railway Group Ltd., Class A	797,500	652,069
China Railway Group Ltd., Class H	3,025,000	1,825,567
China Railway Signal & Communication Corp. Ltd., Class H(a)	1,100,000	658,229

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Reinsurance Group Corp., Class H	3,850,000	$628,756
China Resources Beer Holdings Co. Ltd.	1,104,000	5,683,606
China Resources Cement Holdings Ltd.	2,200,000	2,413,974
China Resources Gas Group Ltd.	550,000	3,319,214
China Resources Land Ltd.	2,201,555	9,395,871
China Resources Pharmaceutical Group Ltd.(a)	1,237,500	1,144,708
China Resources Power Holdings Co. Ltd.	1,654,000	2,082,879
China Shenhua Energy Co. Ltd., Class A	193,900	507,551
China Shenhua Energy Co. Ltd., Class H	2,750,000	5,592,840
China Shipbuilding Industry Co. Ltd., Class A	879,995	662,059
China Shipbuilding Industry Group Power Co. Ltd., Class A(b)	82,492	245,439
China Southern Airlines Co. Ltd., Class A	330,000	311,981
China Southern Airlines Co. Ltd., Class H(c)	1,654,000	1,021,391
China State Construction Engineering Corp. Ltd., Class A	1,567,500	1,165,949
China State Construction International Holdings Ltd.	1,654,000	1,523,646
China Taiping Insurance Holdings Co. Ltd.	1,320,190	2,981,406
China Telecom Corp. Ltd., Class H	11,000,000	4,687,600
China Tower Corp. Ltd., Class H(a)	33,550,000	7,405,425
China Traditional Chinese Medicine Holdings Co. Ltd.	1,650,000	738,929
China Unicom Hong Kong Ltd.	4,950,000	4,907,243
China United Network Communications Ltd., Class A	1,209,999	1,054,615
China Vanke Co. Ltd., Class A	357,507	1,346,364
China Vanke Co. Ltd., Class H	1,155,084	4,222,305
China Yangtze Power Co. Ltd., Class A	769,999	1,952,146
China Zhongwang Holdings Ltd.	1,320,000	549,039
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,925,000	1,029,097
Chongqing Zhifei Biological Products Co. Ltd., Class A	55,400	382,196
CIFI Holdings Group Co. Ltd.	2,200,000	1,473,647
CITIC Ltd.	4,675,000	6,143,703
CITIC Securities Co. Ltd., Class A	385,000	1,185,935
CITIC Securities Co. Ltd., Class H	1,650,000	3,039,922
CNOOC Ltd.	14,300,000	21,456,295
Contemporary Amperex Technology Co. Ltd., Class A	27,700	270,172
COSCO SHIPPING Development Co. Ltd., Class A	1,045,000	369,365
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,100,000	474,374
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	467,498	305,929
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	1,925,000	722,087
COSCO SHIPPING Ports Ltd.	1,654,000	1,302,063
Country Garden Holdings Co. Ltd.	6,050,838	8,430,426
Country Garden Services Holdings Co. Ltd.	1,100,000	3,740,255
CRRC Corp. Ltd., Class A	1,100,099	1,124,359
CRRC Corp. Ltd., Class H	3,300,500	2,210,805
CSPC Pharmaceutical Group Ltd.	3,854,000	9,908,277
Dali Foods Group Co. Ltd.(a)	1,650,000	1,130,497
Daqin Railway Co. Ltd., Class A	577,595	625,588
Datang International Power Generation Co. Ltd., Class H	2,200,000	435,077
Dongfeng Motor Group Co. Ltd., Class H	2,202,000	2,213,884
East Money Information Co. Ltd., Class A	277,000	586,664
ENN Energy Holdings Ltd.	632,500	7,246,833
Everbright Securities Co. Ltd., Class A	192,493	313,141
Far East Horizon Ltd.	1,928,000	1,827,710
Focus Media Information Technology Co. Ltd., Class A	687,540	585,585
Foshan Haitian Flavouring & Food Co. Ltd., Class A	82,499	1,307,870
Fosun International Ltd.	2,062,500	2,705,194
Founder Securities Co. Ltd., Class A	357,500	341,532
Foxconn Industrial Internet Co. Ltd., Class A	192,500	419,450

Security	Shares	Value

China (continued)
Future Land Development Holdings Ltd.(c)	1,650,000	$1,745,219
Fuyao Glass Industry Group Co. Ltd., Class A	82,499	248,856
Fuyao Glass Industry Group Co. Ltd., Class H(a)	430,800	1,220,225
GD Power Development Co. Ltd., Class A	907,500	300,153
GDS Holdings Ltd., ADR(b)(c)	47,575	1,982,926
Geely Automobile Holdings Ltd.	4,125,000	7,841,905
Gemdale Corp., Class A	192,498	325,172
Genscript Biotech Corp.(b)(c)	550,000	1,322,072
GF Securities Co. Ltd., Class A(b)	357,500	696,259
GF Securities Co. Ltd., Class H(b)	880,000	919,555
GoerTek Inc., Class A	137,497	362,643
GOME Retail Holdings Ltd.(b)(c)	7,975,160	722,452
Great Wall Motor Co. Ltd., Class H(c)	2,475,000	2,014,685
Gree Electric Appliances Inc. of Zhuhai, Class A	110,098	917,399
Greenland Holdings Corp. Ltd., Class A	412,493	399,339
Greentown Service Group Co. Ltd.	1,100,000	1,250,494
Guangdong Investment Ltd.	2,200,000	4,771,808
Guangzhou Automobile Group Co. Ltd., Class H	2,200,397	2,203,850
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	55,400	265,571
Guangzhou R&F Properties Co. Ltd., Class H	770,000	1,196,601
Guosen Securities Co. Ltd., Class A	192,500	334,193
Guotai Junan Securities Co. Ltd., Class A	412,500	998,950
Guotai Junan Securities Co. Ltd., Class H(a)	495,000	757,875
Haidilao International Holding Ltd.(a)	275,000	1,333,299
Haier Electronics Group Co. Ltd.	1,100,000	3,143,779
Haier Smart Home Co. Ltd., Class A	247,500	562,129
Haitian International Holdings Ltd.	553,000	1,308,116
Haitong Securities Co. Ltd., Class A	385,000	770,585
Haitong Securities Co. Ltd., Class H	2,310,000	2,366,676
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	357,500	1,641,689
Hangzhou Tigermed Consulting Co. Ltd., Class A	27,490	266,524
Hengan International Group Co. Ltd.	550,000	3,845,516
Hengli Petrochemical Co. Ltd., Class A	247,499	565,991
HengTen Networks Group Ltd.(b)(c)	18,700,000	269,607
Hithink RoyalFlush Information Network Co. Ltd., Class A	27,488	379,310
Hua Hong Semiconductor Ltd.(a)(c)	275,000	555,074
Huadian Power International Corp. Ltd., Class H	1,650,000	618,932
Huadong Medicine Co. Ltd., Class A	55,087	204,094
Huaneng Power International Inc., Class H	3,300,000	1,570,486
Huaneng Renewables Corp. Ltd., Class H	3,850,000	1,473,647
Huatai Securities Co. Ltd., Class A	247,500	613,072
Huatai Securities Co. Ltd., Class H(a)	1,320,000	1,967,108
Huaxia Bank Co. Ltd., Class A	659,999	701,723
Huayu Automotive Systems Co. Ltd., Class A	166,200	592,404
Huazhu Group Ltd., ADR	106,150	4,018,839
Hubei Energy Group Co. Ltd., Class A	550,600	318,106
Hundsun Technologies Inc., Class A	27,700	299,859
Hutchison China MediTech Ltd., ADR(b)	49,775	940,748
Iflytek Co. Ltd., Class A	110,800	520,448
Industrial & Commercial Bank of China Ltd., Class A	2,255,000	1,891,797
Industrial & Commercial Bank of China Ltd., Class H	51,425,350	37,005,623
Industrial Bank Co. Ltd., Class A	797,500	2,119,225
Industrial Securities Co. Ltd., Class A	330,000	298,865
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,145,096	417,165
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	220,091	906,026
Inner Mongolia Yitai Coal Co. Ltd., Class B	825,000	720,225
iQIYI Inc., ADR(b)(c)	101,750	1,773,503
JD.com Inc., ADR(b)	590,975	18,408,871

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	1,102,000	$1,465,078
Jiangsu Hengrui Medicine Co. Ltd., Class A	165,097	2,129,845
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	55,000	786,902
Jiangxi Copper Co. Ltd., Class H	1,101,000	1,290,964
Kaisa Group Holdings Ltd.	1,925,000	844,891
Kingboard Holdings Ltd.	550,000	1,470,138
Kingboard Laminates Holdings Ltd.	962,500	884,188
Kingdee International Software Group Co. Ltd.(c)	1,925,000	2,117,139
Kingsoft Corp. Ltd.(b)(c)	550,000	1,270,143
Kunlun Energy Co. Ltd.	2,756,000	2,570,443
Kweichow Moutai Co. Ltd., Class A	55,072	9,224,803
KWG Group Holdings Ltd.	1,100,000	1,111,551
Lee & Man Paper Manufacturing Ltd.	1,100,000	613,318
Legend Holdings Corp., Class H(a)	302,500	666,930
Lenovo Group Ltd.	6,050,000	4,230,068
Lepu Medical Technology Beijing Co. Ltd., Class A	55,000	235,782
Li Ning Co. Ltd.	1,518,000	5,161,553
Liaoning Cheng Da Co. Ltd., Class A(b)	193,042	384,185
Logan Property Holdings Co. Ltd.	1,100,000	1,681,361
Longfor Group Holdings Ltd.(a)	1,375,000	5,719,152
LONGi Green Energy Technology Co. Ltd., Class A	138,500	449,041
Luxshare Precision Industry Co. Ltd., Class A	220,060	993,677
Luye Pharma Group Ltd.(a)(c)	962,500	713,491
Luzhou Laojiao Co. Ltd., Class A	55,000	680,800
Maanshan Iron & Steel Co. Ltd., Class H(c)	1,650,000	625,247
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	165,047	349,322
Meitu Inc.(a)(b)(c)	1,650,000	366,306
Meituan Dianping, Class B(b)	797,500	9,529,055
Metallurgical Corp. of China Ltd., Class A	962,508	374,365
Metallurgical Corp. of China Ltd., Class H	2,475,000	524,197
Midea Group Co. Ltd., Class A	137,588	1,083,962
MMG Ltd.(b)	2,200,000	460,339
Momo Inc., ADR	120,175	4,028,266
Muyuan Foodstuff Co. Ltd., Class A	55,400	774,616
NARI Technology Co. Ltd., Class A	192,598	600,104
NetEase Inc., ADR	56,650	16,193,969
New China Life Insurance Co. Ltd., Class A	83,099	562,907
New China Life Insurance Co. Ltd., Class H	632,500	2,465,376
New Hope Liuhe Co. Ltd., Class A	165,072	516,915
New Oriental Education & Technology
Group Inc., ADR(b)	114,125	13,930,098
Nexteer Automotive Group Ltd.	825,000	770,507
Nine Dragons Paper Holdings Ltd.	1,375,000	1,196,461
NIO Inc., ADR(b)(c)	524,150	760,018
Noah Holdings Ltd., ADR(b)(c)	26,675	807,986
Orient Securities Co. Ltd./China, Class A	276,998	393,203
People’s Insurance Co. Group of China Ltd. (The), Class H	6,325,000	2,671,160
PetroChina Co. Ltd., Class A	577,500	482,025
PetroChina Co. Ltd., Class H	17,050,000	8,375,225
PICC Property & Casualty Co. Ltd., Class H	5,803,814	7,367,971
Pinduoduo Inc., ADR(b)(c)	154,825	6,329,246
Ping An Bank Co. Ltd., Class A	632,538	1,459,983
Ping An Insurance Group Co. of China Ltd., Class A	440,099	5,505,103
Ping An Insurance Group Co. of China Ltd., Class H	4,400,000	50,946,068
Poly Developments and Holdings Group Co. Ltd., Class A	440,095	900,225
Postal Savings Bank of China Co. Ltd., Class H(a)	6,325,000	4,059,195
Power Construction Corp. of China Ltd., Class A	660,000	417,849

Security	Shares	Value

China (continued)
Rongsheng Petro Chemical Co. Ltd., Class A	192,500	$301,129
SAIC Motor Corp. Ltd., Class A	302,598	1,009,426
Sanan Optoelectronics Co. Ltd., Class A	192,526	415,407
Sany Heavy Industry Co. Ltd., Class A	387,799	741,506
SDIC Capital Co. Ltd., Class A	137,500	239,295
SDIC Power Holdings Co. Ltd., Class A	275,000	325,566
Seazen Holdings Co. Ltd., Class A	83,097	375,341
Semiconductor Manufacturing International Corp.(b)(c)	2,475,400	3,155,166
SF Holding Co. Ltd., Class A	55,000	309,405
Shaanxi Coal Industry Co. Ltd., Class A	357,598	425,383
Shandong Gold Mining Co. Ltd., Class A	110,000	496,235
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,200,000	2,529,058
Shanghai Electric Group Co. Ltd., Class A	385,000	266,699
Shanghai Electric Group Co. Ltd., Class H	2,216,000	678,566
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	110,100	397,911
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	412,500	1,168,391
Shanghai Industrial Holdings Ltd.	553,000	1,030,124
Shanghai International Airport Co. Ltd., Class A	27,700	299,820
Shanghai International Port Group Co. Ltd., Class A	357,500	294,844
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	959,275	1,057,121
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	220,300	580,095
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	522,500	945,309
Shanghai Pudong Development Bank Co. Ltd., Class A	1,100,094	1,953,564
Shanghai Tunnel Engineering Co. Ltd., Class A	358,365	296,066
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	27,500	347,427
Shenergy Co. Ltd., Class A	414,685	340,830
Shenwan Hongyuan Group Co. Ltd., Class A	1,072,597	729,311
Shenzhen Energy Group Co. Ltd., Class A	440,065	381,679
Shenzhen International Holdings Ltd.	687,500	1,399,964
Shenzhen Investment Ltd.	2,750,000	1,084,183
Shenzhen Kangtai Biological Products Co. Ltd., Class A	27,500	338,214
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	27,500	694,854
Shenzhen Overseas Chinese Town Co. Ltd., Class A	357,500	357,264
Shenzhou International Group Holdings Ltd.	605,000	8,382,944
Shimao Property Holdings Ltd.	962,500	3,235,882
Shui On Land Ltd.	2,612,500	526,653
Sichuan Chuantou Energy Co. Ltd., Class A	192,500	263,966
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	55,000	186,596
Sihuan Pharmaceutical Holdings Group Ltd.	3,255,000	427,759
SINA Corp./China(b)	50,875	2,014,650
Sino Biopharmaceutical Ltd.	5,500,500	8,225,099
Sino-Ocean Group Holding Ltd.	2,337,500	861,908
Sinopec Engineering Group Co. Ltd., Class H	1,100,000	630,159
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,750,000	764,893
Sinopharm Group Co. Ltd., Class H	991,600	3,561,445
Sinotrans Ltd., Class H	1,375,000	405,253
Sinotruk Hong Kong Ltd.	550,000	833,663
SOHO China Ltd.	1,650,000	564,196
SooChow Securities Co. Ltd., Class A	167,781	216,495
Spring Airlines Co. Ltd., Class A	27,500	168,600
SSY Group Ltd.	1,100,000	920,678
Sun Art Retail Group Ltd.	1,925,000	1,967,318
Sunac China Holdings Ltd.	1,925,000	8,768,197
Suning.com Co. Ltd., Class A	440,094	659,081
Sunny Optical Technology Group Co. Ltd.	577,500	9,342,919

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TAL Education Group, ADR(b)(c)	308,825	$13,220,798
TCL Corp., Class A	687,500	321,077
Tencent Holdings Ltd.	4,565,000	186,847,162
Tencent Music Entertainment Group, ADR(b)(c)	74,525	1,031,426
Tingyi Cayman Islands Holding Corp.	1,652,000	2,200,503
Tong Ren Tang Technologies Co. Ltd., Class H	275,000	274,028
Tongling Nonferrous Metals Group Co. Ltd., Class A	990,000	304,955
Tongwei Co. Ltd., Class A	138,500	250,079
Towngas China Co. Ltd.	825,000	636,826
TravelSky Technology Ltd., Class H	827,000	1,888,730
Trip.com Group Ltd.(b)	331,650	10,941,134
Tsingtao Brewery Co. Ltd., Class H	550,000	3,196,410
Tus Environmental Science And Technology Development Co. Ltd., Class A	110,095	135,496
Uni-President China Holdings Ltd.	1,100,000	1,136,813
Vipshop Holdings Ltd., ADR(b)	351,725	4,058,907
Walvax Biotechnology Co. Ltd., Class A	55,000	235,548
Wanhua Chemical Group Co. Ltd., Class A	110,000	712,186
Want Want China Holdings Ltd.	4,125,000	3,484,122
Weibo Corp., ADR(b)(c)	44,825	2,204,942
Weichai Power Co. Ltd., Class A	220,000	361,012
Weichai Power Co. Ltd., Class H	1,650,600	2,607,197
Wens Foodstuffs Group Co. Ltd., Class A	192,599	1,101,245
Wuliangye Yibin Co. Ltd., Class A	137,500	2,577,985
WuXi AppTec Co. Ltd., Class A	55,000	734,437
WuXi AppTec Co. Ltd., Class H(a)	115,880	1,400,135
Wuxi Biologics Cayman Inc.(a)(b)	412,500	4,868,297
Xiaomi Corp., Class B(a)(b)(c)	6,215,000	7,057,364
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	220,013	392,576
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	495,058	591,844
Xinyi Solar Holdings Ltd.	2,878,000	1,630,366
Yanzhou Coal Mining Co. Ltd., Class H	1,652,000	1,679,886
Yihai International Holding Ltd.	275,000	1,873,636
Yonghui Superstores Co. Ltd., Class A	385,000	455,793
Yonyou Network Technology Co. Ltd., Class A	110,800	465,084
Yuexiu Property Co. Ltd.	4,950,000	1,092,604
Yum China Holdings Inc.	288,475	12,260,188
Yunda Holding Co. Ltd., Class A	55,000	256,705
Yuzhou Properties Co. Ltd.	1,375,000	582,441
YY Inc., ADR(b)(c)	44,825	2,547,853
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	27,700	426,707
Zhaojin Mining Industry Co. Ltd., Class H	825,000	916,819
Zhejiang Chint Electrics Co. Ltd., Class A	82,500	267,245
Zhejiang Dahua Technology Co. Ltd., Class A	137,500	314,636
Zhejiang Expressway Co. Ltd., Class H	1,102,000	904,074
Zhejiang Longsheng Group Co. Ltd., Class A	137,500	269,939
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	247,500	827,347
Zhongsheng Group Holdings Ltd.	412,500	1,371,018
Zhuzhou CRRC Times Electric Co. Ltd., Class H	440,000	1,636,449
Zijin Mining Group Co. Ltd., Class A	687,500	329,860
Zijin Mining Group Co. Ltd., Class H	4,400,000	1,521,365
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	550,037	456,760
ZTE Corp., Class A(b)	110,000	521,531
ZTE Corp., Class H(b)	605,000	1,698,202
ZTO Express Cayman Inc., ADR	256,300	5,638,600

		1,423,847,418

Security	Shares	Value

Hong Kong — 10.8%
AIA Group Ltd.	9,680,000	$96,890,159
ASM Pacific Technology Ltd.	247,600	3,465,522
Bank of East Asia Ltd. (The)	1,045,000	2,519,936
BeiGene Ltd., ADR(b)	29,150	4,032,611
BOC Hong Kong Holdings Ltd.	3,025,000	10,420,787
Budweiser Brewing Co. APAC Ltd.(a)(b)	935,000	3,417,807
CK Asset Holdings Ltd.	2,062,632	14,395,291
CK Hutchison Holdings Ltd.	2,200,132	20,351,579
CK Infrastructure Holdings Ltd.	553,000	3,982,910
CLP Holdings Ltd.	1,375,000	14,271,566
Dairy Farm International Holdings Ltd.	275,000	1,658,250
Galaxy Entertainment Group Ltd.	1,650,000	11,399,709
Hang Lung Properties Ltd.	1,650,000	3,633,591
Hang Seng Bank Ltd.	605,000	12,643,888
Henderson Land Development Co. Ltd.	1,188,166	5,950,153
HK Electric Investments & HK Electric Investments Ltd.	2,062,500	2,057,842
HKT Trust & HKT Ltd.	3,025,640	4,709,648
Hong Kong & China Gas Co. Ltd.	8,187,135	15,898,566
Hong Kong Exchanges & Clearing Ltd.	962,500	30,086,952
Hongkong Land Holdings Ltd.	825,000	4,537,500
Hysan Development Co. Ltd.	553,000	2,183,721
Jardine Matheson Holdings Ltd.	176,300	10,070,256
Jardine Strategic Holdings Ltd.(c)	192,500	6,223,525
Kerry Properties Ltd.	550,500	1,784,031
Link REIT	1,650,000	17,989,015
Melco Resorts & Entertainment Ltd., ADR	168,850	3,637,029
MGM China Holdings Ltd.	775,600	1,233,012
MTR Corp. Ltd.	1,239,500	7,116,565
New World Development Co. Ltd.	4,950,666	7,099,721
NWS Holdings Ltd.	1,377,500	2,052,796
PCCW Ltd.	3,575,000	2,125,560
Power Assets Holdings Ltd.	1,100,000	7,852,431
Sands China Ltd.	1,980,000	9,789,224
Shangri-La Asia Ltd.	1,106,333	1,136,300
Sino Land Co. Ltd.	2,751,200	4,120,991
SJM Holdings Ltd.	1,650,000	1,768,376
Sun Hung Kai Properties Ltd.	1,237,500	18,773,205
Swire Pacific Ltd., Class A	413,500	3,941,009
Swire Properties Ltd.	990,000	3,119,920
Techtronic Industries Co. Ltd.	1,100,000	8,631,359
Vitasoy International Holdings Ltd.(c)	550,000	2,238,539
WH Group Ltd.(a)	7,700,000	8,173,826
Wharf Holdings Ltd. (The)	1,100,000	2,500,989
Wharf Real Estate Investment Co. Ltd.	1,102,000	6,495,834
Wheelock & Co. Ltd.	550,000	3,406,931
Wynn Macau Ltd.	1,210,000	2,636,845
Yue Yuen Industrial Holdings Ltd.	550,000	1,550,838

		413,976,115

India — 10.4%
Adani Ports & Special Economic Zone Ltd.	491,150	2,740,739
Ambuja Cements Ltd.	482,075	1,374,954
Ashok Leyland Ltd.	954,800	1,033,162
Asian Paints Ltd.	230,725	5,886,470
Aurobindo Pharma Ltd.	215,050	1,424,546
Avenue Supermarts Ltd.(a)(b)	101,750	2,861,402
Axis Bank Ltd.	1,525,975	15,841,978
Bajaj Auto Ltd.	66,000	3,021,696
Bajaj Finance Ltd.	140,250	7,963,821
Bajaj Finserv Ltd.	31,075	3,563,787
Bandhan Bank Ltd.(a)	309,417	2,671,075

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Forge Ltd.	169,400	$1,083,935
Bharat Petroleum Corp. Ltd.	516,725	3,836,348
Bharti Airtel Ltd.	1,621,400	8,555,190
Bharti Infratel Ltd.	269,500	720,782
Bosch Ltd.	5,775	1,246,158
Britannia Industries Ltd.	47,081	2,168,300
Cipla Ltd./India	281,875	1,855,289
Coal India Ltd.	983,125	2,876,797
Container Corp. of India Ltd.	170,225	1,412,007
Dabur India Ltd.	425,700	2,772,530
Divi’s Laboratories Ltd.	64,350	1,592,266
Dr. Reddy’s Laboratories Ltd.	91,850	3,604,137
Eicher Motors Ltd.	10,725	3,407,943
GAIL India Ltd.	1,316,150	2,548,659
Glenmark Pharmaceuticals Ltd.	114,950	511,150
Godrej Consumer Products Ltd.	277,475	2,896,267
Grasim Industries Ltd.	239,525	2,596,054
Havells India Ltd.	205,700	2,006,430
HCL Technologies Ltd.	435,875	7,145,391
HDFC Life Insurance Co. Ltd.(a)	410,025	3,619,938
Hero MotoCorp Ltd.	76,450	2,914,701
Hindalco Industries Ltd.	938,575	2,486,414
Hindustan Petroleum Corp. Ltd.	494,175	2,266,083
Hindustan Unilever Ltd.	520,025	15,948,912
Housing Development Finance Corp. Ltd.	1,312,025	39,435,435
ICICI Bank Ltd.	1,909,600	12,466,599
ICICI Lombard General Insurance Co. Ltd.(a)	110,825	2,098,103
Indiabulls Housing Finance Ltd.	226,600	660,196
Indian Oil Corp. Ltd.	1,507,000	3,119,012
Infosys Ltd.	2,767,875	26,754,385
InterGlobe Aviation Ltd.(a)	73,700	1,513,770
ITC Ltd.	2,756,600	10,013,401
JSW Steel Ltd.	686,400	2,206,428
Larsen & Toubro Ltd.	378,675	7,864,332
LIC Housing Finance Ltd.	240,075	1,395,865
Lupin Ltd.	180,400	1,895,085
Mahindra & Mahindra Financial Services Ltd.	254,375	1,265,980
Mahindra & Mahindra Ltd.	604,725	5,170,477
Marico Ltd.	364,100	1,878,025
Maruti Suzuki India Ltd.	84,975	9,056,412
Motherson Sumi Systems Ltd.	767,250	1,329,974
Nestle India Ltd.	18,425	3,882,748
NTPC Ltd.	1,883,475	3,250,266
Oil & Natural Gas Corp. Ltd.	2,020,975	4,037,462
Page Industries Ltd.	4,400	1,597,433
Petronet LNG Ltd.	484,550	1,956,543
Pidilite Industries Ltd.	99,275	1,961,741
Piramal Enterprises Ltd.	69,300	1,645,525
Power Grid Corp. of India Ltd.	1,456,675	4,073,545
REC Ltd.	557,975	1,099,764
Reliance Industries Ltd.	2,284,150	47,157,113
Shree Cement Ltd.	6,600	1,852,001
Shriram Transport Finance Co. Ltd.	133,650	2,145,541
State Bank of India(b)	1,427,525	6,287,420
Sun Pharmaceutical Industries Ltd.	675,950	4,130,296
Tata Consultancy Services Ltd.	721,325	23,081,688
Tata Motors Ltd.(b)	1,284,525	3,218,160
Tata Power Co. Ltd. (The)	843,302	705,043
Tata Steel Ltd.	278,300	1,493,147
Tech Mahindra Ltd.	370,700	3,862,289

Security	Shares	Value

India (continued)
Titan Co. Ltd.	249,425	$4,681,241
UltraTech Cement Ltd.	76,725	4,481,780
United Spirits Ltd.(b)	235,400	2,074,099
UPL Ltd.	430,100	3,616,772
Vedanta Ltd.	1,484,450	3,104,780
Vodafone Idea Ltd.(b)	5,771,235	317,330
Wipro Ltd.	949,106	3,469,724
Yes Bank Ltd.	1,495,450	1,484,302
Zee Entertainment Enterprises Ltd.	577,203	2,120,707

		399,367,250

Indonesia — 2.4%
Adaro Energy Tbk PT	11,907,500	1,111,265
Astra International Tbk PT	16,252,500	8,046,939
Bank Central Asia Tbk PT	7,865,000	17,621,589
Bank Mandiri Persero Tbk PT	14,905,002	7,459,403
Bank Negara Indonesia Persero Tbk PT	5,967,515	3,262,854
Bank Rakyat Indonesia Persero Tbk PT	44,330,000	13,295,526
Bank Tabungan Negara Persero Tbk PT	3,437,500	455,493
Barito Pacific Tbk PT	21,477,500	1,453,560
Bukit Asam Tbk PT	2,255,000	361,455
Bumi Serpong Damai Tbk PT(b)	6,545,000	659,769
Charoen Pokphand Indonesia Tbk PT	6,022,500	2,702,981
Gudang Garam Tbk PT	385,000	1,538,684
Hanjaya Mandala Sampoerna Tbk PT	7,287,500	1,105,819
Indah Kiat Pulp & Paper Corp. Tbk PT	2,227,500	1,154,453
Indocement Tunggal Prakarsa Tbk PT	1,485,000	2,115,837
Indofood CBP Sukses Makmur Tbk PT	1,815,000	1,503,126
Indofood Sukses Makmur Tbk PT	3,327,500	1,825,301
Jasa Marga Persero Tbk PT	1,815,040	704,707
Kalbe Farma Tbk PT	17,242,500	1,959,235
Pabrik Kertas Tjiwi Kimia Tbk PT	1,155,000	870,138
Pakuwon Jati Tbk PT	13,502,500	601,201
Perusahaan Gas Negara Tbk PT	8,745,000	1,314,522
Semen Indonesia Persero Tbk PT	2,392,500	2,156,096
Surya Citra Media Tbk PT	4,867,500	423,050
Telekomunikasi Indonesia Persero Tbk PT	39,600,000	11,594,785
Unilever Indonesia Tbk PT	1,237,500	3,854,790
United Tractors Tbk PT	1,347,543	2,080,786

		91,233,364

Malaysia — 2.3%
AirAsia Group Bhd	1,265,000	578,234
Alliance Bank Malaysia Bhd	825,000	568,625
AMMB Holdings Bhd	1,402,500	1,339,231
Axiata Group Bhd	2,200,000	2,263,970
British American Tobacco Malaysia Bhd	117,600	529,671
CIMB Group Holdings Bhd	3,905,000	4,906,366
Dialog Group Bhd	3,025,062	2,519,377
DiGi.Com Bhd	2,530,000	2,845,758
Fraser & Neave Holdings Bhd	110,000	910,327
Gamuda Bhd	1,402,500	1,255,319
Genting Bhd	1,760,000	2,447,194
Genting Malaysia Bhd	2,392,500	1,837,962
Genting Plantations Bhd	192,500	457,927
HAP Seng Consolidated Bhd	495,400	1,183,222
Hartalega Holdings Bhd	1,182,500	1,488,560
Hong Leong Bank Bhd	550,000	2,266,603
Hong Leong Financial Group Bhd	192,500	802,525
IHH Healthcare Bhd	1,732,500	2,363,348
IJM Corp. Bhd	2,282,500	1,174,435

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
IOI Corp. Bhd	1,485,000	$1,553,057
Kuala Lumpur Kepong Bhd	330,000	1,710,614
Malayan Banking Bhd	3,080,000	6,339,117
Malaysia Airports Holdings Bhd	797,500	1,511,595
Maxis Bhd(c)	1,870,000	2,412,181
MISC Bhd	907,500	1,809,136
Nestle Malaysia Bhd	56,400	1,953,112
Petronas Chemicals Group Bhd	1,952,500	3,490,529
Petronas Dagangan Bhd	162,700	917,366
Petronas Gas Bhd	495,000	1,971,234
PPB Group Bhd	467,520	2,025,155
Press Metal Aluminium Holdings Bhd	1,155,000	1,315,735
Public Bank Bhd	2,447,530	11,890,597
QL Resources Bhd	412,500	718,679
RHB Bank Bhd	1,292,545	1,778,661
RHB Capital Bhd(b)(d)	359,100	1
Sime Darby Bhd	2,062,500	1,120,468
Sime Darby Plantation Bhd	1,705,000	2,003,482
Sime Darby Property Bhd	2,145,000	372,173
SP Setia Bhd Group	1,155,000	334,462
Telekom Malaysia Bhd	907,500	816,609
Tenaga Nasional Bhd	2,392,500	7,935,874
Top Glove Corp. Bhd	1,210,000	1,259,663
Westports Holdings Bhd	742,500	760,536
YTL Corp. Bhd	2,310,078	480,978

		88,219,668

Pakistan — 0.0%
Habib Bank Ltd.	467,500	384,549
MCB Bank Ltd.	349,700	388,503
Oil & Gas Development Co. Ltd.	522,500	432,545

		1,205,597

Philippines — 1.3%
Aboitiz Equity Ventures Inc.	1,625,360	1,792,076
Aboitiz Power Corp.	1,312,700	1,033,449
Alliance Global Group Inc.	3,382,500	765,220
Altus San Nicolas Corp.(b)	39,875	4,081
Ayala Corp.	217,258	3,681,976
Ayala Land Inc.	5,912,500	5,656,752
Bank of the Philippine Islands	753,976	1,441,239
BDO Unibank Inc.	1,592,250	4,860,371
DMCI Holdings Inc.	3,437,500	556,151
Globe Telecom Inc.	27,500	988,472
GT Capital Holdings Inc.	77,235	1,360,688
International Container Terminal Services Inc.	761,750	1,781,845
JG Summit Holdings Inc.	2,329,257	3,499,967
Jollibee Foods Corp.	363,000	1,659,592
Manila Electric Co.	165,000	1,100,325
Megaworld Corp.	9,625,000	916,125
Metro Pacific Investments Corp.	11,855,200	1,121,390
Metropolitan Bank & Trust Co.	1,305,160	1,738,670
PLDT Inc.	70,125	1,520,101
Robinsons Land Corp.	1,925,067	965,474
Security Bank Corp.	187,000	734,070
SM Investments Corp.	199,375	4,046,827
SM Prime Holdings Inc.	8,167,525	6,277,140
Universal Robina Corp.	720,500	2,143,965

		49,645,966

Singapore — 3.9%
Ascendas REIT	1,980,018	4,611,967

Security	Shares	Value

Singapore (continued)
CapitaLand Commercial Trust	2,090,066	$3,148,268
CapitaLand Ltd.	1,952,500	5,164,775
CapitaLand Mall Trust	2,062,500	3,849,333
City Developments Ltd.	357,500	2,834,362
ComfortDelGro Corp. Ltd.	1,732,500	2,927,918
DBS Group Holdings Ltd.	1,430,000	27,319,152
Genting Singapore Ltd.	4,867,500	3,361,953
Golden Agri-Resources Ltd.	5,115,007	770,474
Jardine Cycle & Carriage Ltd.	82,766	1,989,863
Keppel Corp. Ltd.(c)	1,155,000	5,821,889
Oversea-Chinese Banking Corp. Ltd.	2,557,575	20,596,658
SATS Ltd.	550,000	2,040,854
Sembcorp Industries Ltd.(c)	797,500	1,341,912
Singapore Airlines Ltd.(c)	412,500	2,852,144
Singapore Exchange Ltd.	699,200	4,593,003
Singapore Press Holdings Ltd.(c)	1,322,700	2,157,606
Singapore Technologies Engineering Ltd.	1,265,000	3,708,696
Singapore Telecommunications Ltd.	6,490,000	15,736,802
Suntec REIT	1,540,000	2,104,706
United Overseas Bank Ltd.	1,017,500	20,059,168
UOL Group Ltd.	330,000	1,891,326
Venture Corp. Ltd.	220,000	2,558,948
Wilmar International Ltd.	1,512,500	4,167,585
Yangzijiang Shipbuilding Holdings Ltd.(c)	1,951,200	1,369,188

		146,978,550

South Korea — 13.5%
Amorepacific Corp.	25,850	4,265,933
AMOREPACIFIC Group(c)	23,925	1,739,701
BGF retail Co. Ltd.	6,325	967,682
BNK Financial Group Inc.	229,075	1,368,405
Celltrion Healthcare Co. Ltd.(b)(c)	40,975	1,940,541
Celltrion Inc.(b)(c)	72,050	12,385,577
Celltrion Pharm Inc.(b)	12,925	444,368
Cheil Worldwide Inc.	56,925	1,210,962
CJ CheilJedang Corp.	6,600	1,296,231
CJ Corp.	11,969	847,691
CJ ENM Co. Ltd.	8,800	1,248,012
CJ Logistics Corp.(b)(c)	6,875	930,691
Daelim Industrial Co. Ltd.	22,275	1,742,254
Daewoo Engineering & Construction Co. Ltd.(b)	131,450	492,041
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	30,525	738,561
DB Insurance Co. Ltd.	39,050	1,694,980
Doosan Bobcat Inc.	39,325	1,064,711
E-MART Inc.	17,050	1,633,998
Fila Korea Ltd.	39,600	1,960,514
GS Engineering & Construction Corp.	47,300	1,256,238
GS Holdings Corp.	39,050	1,666,451
GS Retail Co. Ltd.	21,725	714,239
Hana Financial Group Inc.	241,450	6,993,738
Hankook Tire & Technology Co. Ltd.	60,500	1,614,616
Hanmi Pharm Co. Ltd.	5,401	1,548,183
Hanmi Science Co. Ltd.	11,316	424,064
Hanon Systems	155,100	1,546,401
Hanwha Chemical Corp.	86,350	1,213,479
Hanwha Corp.	27,500	561,369
Hanwha Life Insurance Co. Ltd.	245,575	470,697
HDC Holdings Co. Ltd.	1	10
HDC Hyundai Development Co-Engineering & Construction, Class E	21,725	577,927
Helixmith Co. Ltd.(b)(c)	15,400	1,281,293

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
HLB Inc.(b)(c)	27,500	$3,970,948
Hotel Shilla Co. Ltd.	25,575	1,703,608
Hyosung Corp.	1	71
Hyundai Department Store Co. Ltd.	11,550	733,633
Hyundai Engineering & Construction Co. Ltd.(c)	62,425	2,304,486
Hyundai Glovis Co. Ltd.	14,850	1,927,328
Hyundai Heavy Industries Holdings Co. Ltd.	7,975	2,340,851
Hyundai Marine & Fire Insurance Co. Ltd.	49,775	1,080,252
Hyundai Mobis Co. Ltd.	53,350	10,913,490
Hyundai Motor Co.	118,800	12,457,433
Hyundai Steel Co.	65,175	1,781,396
Industrial Bank of Korea	204,877	2,077,914
Kakao Corp.	40,425	4,916,531
Kangwon Land Inc.	94,325	2,541,655
KB Financial Group Inc.	317,350	11,442,548
KCC Corp.	4,675	908,118
Kia Motors Corp.	210,650	7,703,947
Korea Aerospace Industries Ltd.	59,950	1,958,056
Korea Electric Power Corp.(b)	204,600	4,475,543
Korea Gas Corp.	21,725	733,845
Korea Investment Holdings Co. Ltd.	33,825	1,971,150
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	31,075	3,258,541
Korea Zinc Co. Ltd.	6,600	2,464,824
Korean Air Lines Co. Ltd.	36,025	771,002
KT&G Corp.	93,225	8,012,807
Kumho Petrochemical Co. Ltd.	15,125	910,009
LG Chem Ltd.	36,575	9,666,778
LG Corp.	74,800	4,461,833
LG Display Co. Ltd.(b)	188,925	2,216,534
LG Electronics Inc.	84,975	4,886,181
LG Household & Health Care Ltd.	7,425	8,047,553
LG Innotek Co. Ltd.	11,550	1,201,212
LG Uplus Corp.	83,875	969,632
Lotte Chemical Corp.	13,750	2,682,754
Lotte Corp.(c)	22,000	690,189
Lotte Shopping Co. Ltd.	9,075	971,110
Medy-Tox Inc.	3,699	1,049,181
Meritz Securities Co. Ltd.	245,025	949,815
Mirae Asset Daewoo Co. Ltd.	326,150	2,004,360
NAVER Corp.	112,200	15,815,721
NCSoft Corp.	13,200	5,854,313
Netmarble Corp.(a)(b)(c)	20,900	1,614,947
NH Investment & Securities Co. Ltd.	113,575	1,181,192
OCI Co. Ltd.	14,850	802,841
Orange Life Insurance Ltd.(a)	27,225	655,207
Orion Corp./Republic of Korea	18,425	1,678,671
Ottogi Corp.	1,101	534,673
Pan Ocean Co. Ltd.(b)	188,925	713,675
Pearl Abyss Corp.(b)(c)	5,225	972,741
POSCO	62,700	11,398,040
POSCO Chemical Co. Ltd.	19,250	795,017
Posco International Corp.	42,213	662,158
S-1 Corp.	13,750	1,107,375
Samsung Biologics Co. Ltd.(a)(b)	13,200	4,521,208
Samsung C&T Corp.	67,650	5,814,603
Samsung Card Co. Ltd.	25,055	722,502
Samsung Electro-Mechanics Co. Ltd.	45,650	4,433,753
Samsung Electronics Co. Ltd.	3,824,150	165,660,028
Samsung Engineering Co. Ltd.(b)	125,675	1,922,743
Samsung Fire & Marine Insurance Co. Ltd.	24,750	4,605,591

Security	Shares	Value

South Korea (continued)
Samsung Heavy Industries Co. Ltd.(b)	352,825	$2,198,617
Samsung Life Insurance Co. Ltd.	56,100	3,404,237
Samsung SDI Co. Ltd.	44,000	8,603,722
Samsung SDS Co. Ltd.	28,050	4,858,030
Samsung Securities Co. Ltd.	50,875	1,469,251
Shinhan Financial Group Co. Ltd.	360,800	13,179,767
Shinsegae Inc.	6,050	1,227,212
SillaJen Inc.(b)(c)	48,675	805,358
SK Holdings Co. Ltd.	27,775	6,171,161
SK Hynix Inc.	438,900	30,933,689
SK Innovation Co. Ltd.	44,000	6,050,969
SK Telecom Co. Ltd.	15,675	3,193,068
S-Oil Corp.	36,300	3,110,671
Woongjin Coway Co. Ltd.	41,800	3,298,156
Woori Financial Group Inc.	384,175	3,879,888
Yuhan Corp.	7,425	1,432,732

		516,282,203

Taiwan — 14.0%
Acer Inc.	2,475,830	1,447,735
Advantech Co. Ltd.	304,595	3,016,882
Airtac International Group	110,000	1,508,681
ASE Technology Holding Co. Ltd.	2,750,110	7,182,331
Asia Cement Corp.	1,650,448	2,334,120
Asustek Computer Inc.	553,100	3,752,079
AU Optronics Corp.	6,325,580	1,620,851
Catcher Technology Co. Ltd.	553,000	4,686,979
Cathay Financial Holding Co. Ltd.	5,775,722	7,646,445
Chailease Holding Co. Ltd.	852,167	3,849,246
Chang Hwa Commercial Bank Ltd.	4,494,179	3,506,406
Cheng Shin Rubber Industry Co. Ltd.	1,650,303	2,594,143
Chicony Electronics Co. Ltd.	562,961	1,751,364
China Airlines Ltd.	2,203,330	655,777
China Development Financial Holding Corp.	10,725,734	3,347,332
China Life Insurance Co. Ltd./Taiwan(b)	2,114,072	1,743,178
China Steel Corp.	9,075,484	6,991,347
Chunghwa Telecom Co. Ltd.	3,025,110	11,130,314
Compal Electronics Inc.	3,575,000	2,137,448
CTBC Financial Holding Co. Ltd.	14,300,456	9,959,418
Delta Electronics Inc.	1,650,000	7,263,350
E.Sun Financial Holding Co. Ltd.	8,250,397	7,466,974
Eclat Textile Co. Ltd.	134,208	1,805,429
Eva Airways Corp.	1,988,476	930,858
Evergreen Marine Corp. Taiwan Ltd.(b)	1,838,188	754,828
Far Eastern New Century Corp.	2,475,040	2,406,701
Far EasTone Telecommunications Co. Ltd.	1,378,000	3,304,611
Feng TAY Enterprise Co. Ltd.	305,117	2,064,818
First Financial Holding Co. Ltd.	8,059,545	5,917,473
Formosa Chemicals & Fibre Corp.	2,750,740	8,006,293
Formosa Petrochemical Corp.	1,101,000	3,504,768
Formosa Plastics Corp.	3,575,400	11,487,135
Formosa Taffeta Co. Ltd.	275,000	313,029
Foxconn Technology Co. Ltd.	830,666	1,779,190
Fubon Financial Holding Co. Ltd.	5,500,111	8,049,472
Giant Manufacturing Co. Ltd.	275,000	2,041,688
Globalwafers Co. Ltd.	252,000	3,021,632
Highwealth Construction Corp.	552,880	849,104
Hiwin Technologies Corp.	190,482	1,636,341
Hon Hai Precision Industry Co. Ltd.	9,900,516	26,214,470
Hotai Motor Co. Ltd.	275,000	4,860,301
Hua Nan Financial Holdings Co. Ltd.	6,671,251	4,799,540

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Innolux Corp.	6,600,981	$1,468,065
Inventec Corp.	2,201,460	1,598,274
Largan Precision Co. Ltd.	85,000	12,481,727
Lite-On Technology Corp.	1,650,371	2,721,658
MediaTek Inc.	1,100,391	14,748,757
Mega Financial Holding Co. Ltd.	8,250,827	8,104,326
Micro-Star International Co. Ltd.	550,000	1,626,123
Nan Ya Plastics Corp.	4,125,000	9,756,739
Nanya Technology Corp.	828,000	1,904,042
Nien Made Enterprise Co. Ltd.	68,000	617,664
Novatek Microelectronics Corp.	551,000	3,547,774
Pegatron Corp.	1,652,000	3,218,199
Phison Electronics Corp.	116,000	1,057,473
Pou Chen Corp.	1,650,000	2,208,817
Powertech Technology Inc.	551,200	1,738,316
President Chain Store Corp.	550,000	5,492,682
Quanta Computer Inc.	2,204,000	4,235,607
Realtek Semiconductor Corp.	275,642	2,050,982
Ruentex Development Co. Ltd.	332,977	508,646
Ruentex Industries Ltd.	331,517	797,196
Shanghai Commercial & Savings Bank Ltd. (The)	2,676,088	4,615,385
Shin Kong Financial Holding Co. Ltd.	8,422,125	2,661,613
SinoPac Financial Holdings Co. Ltd.	8,800,925	3,613,987
Standard Foods Corp.	374,844	756,079
Synnex Technology International Corp.	1,136,950	1,357,669
TaiMed Biologics Inc.(b)	275,000	1,206,041
Taishin Financial Holding Co. Ltd.	6,464,012	3,004,739
Taiwan Business Bank	3,576,027	1,509,566
Taiwan Cement Corp.	3,838,398	5,100,547
Taiwan Cooperative Financial Holding Co. Ltd.	7,652,793	5,266,865
Taiwan High Speed Rail Corp.	1,650,000	1,954,058
Taiwan Mobile Co. Ltd.	1,375,000	5,126,805
Taiwan Semiconductor Manufacturing Co. Ltd.	19,800,670	194,165,667
Tatung Co. Ltd.(b)	1,599,000	961,275
Uni-President Enterprises Corp.	3,850,694	9,512,728
United Microelectronics Corp.	9,350,000	4,300,192
Vanguard International Semiconductor Corp.	552,000	1,182,320
Walsin Technology Corp.	275,000	1,657,742
Win Semiconductors Corp.	277,000	2,893,711
Winbond Electronics Corp.	2,200,000	1,239,467
Wistron Corp.	2,479,169	2,276,335
WPG Holdings Ltd.	1,273,100	1,614,351
Yageo Corp.	243,217	2,508,833
Yuanta Financial Holding Co. Ltd.	7,975,556	4,991,191
Zhen Ding Technology Holding Ltd.	275,097	1,310,395

		534,010,709

Thailand — 3.2%
Advanced Info Service PCL, NVDR	935,000	7,091,075
Airports of Thailand PCL, NVDR	3,410,000	8,836,976
Bangkok Bank PCL, Foreign	385,000	2,224,955
Bangkok Dusit Medical Services PCL, NVDR	7,535,000	5,989,071
Bangkok Expressway & Metro PCL, NVDR	6,242,500	2,232,787
Banpu PCL, NVDR	3,575,000	1,373,406
Berli Jucker PCL, NVDR	990,000	1,598,361
BTS Group Holdings PCL, NVDR	5,472,500	2,428,597
Bumrungrad Hospital PCL, NVDR	330,000	1,316,940
Central Pattana PCL, NVDR	1,870,000	3,963,570
Charoen Pokphand Foods PCL, NVDR	3,162,500	2,644,581
CP ALL PCL, NVDR	4,647,500	12,005,465
Electricity Generating PCL, NVDR	249,300	2,864,948

Security	Shares	Value

Thailand (continued)
Energy Absolute PCL, NVDR	1,347,500	$1,829,690
Gulf Energy Development PCL	440,000	2,360,656
Home Product Center PCL, NVDR	4,840,043	2,757,037
Indorama Ventures PCL, NVDR	1,402,500	1,300,546
Intouch Holdings PCL, NVDR	1,744,900	3,813,989
IRPC PCL, NVDR	9,185,000	1,034,244
Kasikornbank PCL, Foreign	935,000	4,319,672
Kasikornbank PCL, NVDR	660,075	3,038,597
Krung Thai Bank PCL, NVDR	2,970,075	1,632,828
Land & Houses PCL, NVDR	5,692,500	1,828,689
Minor International PCL, NVDR	2,282,520	2,721,335
PTT Exploration & Production PCL, NVDR	1,127,584	4,499,880
PTT Global Chemical PCL, NVDR	1,842,576	3,112,150
PTT PCL, NVDR	9,130,000	13,682,149
Ratch Group PCL, NVDR	577,500	1,405,738
Robinson PCL, NVDR	440,000	950,820
Siam Cement PCL (The), NVDR	632,500	7,687,614
Siam Commercial Bank PCL (The), NVDR	687,500	2,550,091
Thai Oil PCL, NVDR	935,000	2,121,129
Thai Union Group PCL, NVDR	2,805,000	1,356,284
TMB Bank PCL, NVDR	9,900,000	472,131
Total Access Communication PCL, NVDR	577,500	1,185,792
True Corp. PCL, NVDR	9,487,590	1,571,053

		121,802,846

Total Common Stocks — 99.0% (Cost: $3,224,311,583)		3,786,569,686

Preferred Stocks

South Korea — 0.8%
Amorepacific Corp., Preference Shares, NVS	7,425	614,575
Hyundai Motor Co.
Preference Shares, NVS	20,075	1,259,594
Series 2, Preference Shares, NVS	29,975	2,043,076
LG Chem Ltd., Preference Shares, NVS	6,325	935,064
LG Household & Health Care Ltd., Preference Shares, NVS	1,650	1,048,047
Samsung Electronics Co. Ltd., Preference Shares, NVS	657,800	23,209,154

		29,109,510

Total Preferred Stocks — 0.8% (Cost: $13,595,421)		29,109,510

Rights

China — 0.0%
Legend Holdings Corp., Class H, New (Expires 11/25/19)(b)	26,907	0	(e)

Thailand — 0.0%
TMB Bank PCL, (Expires 11/19/19)(b)	6,853,425	9,079

Total Rights — 0.0% (Cost: $0)		9,079

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(f)(g)(h)	74,467,021	74,504,255

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(f)(g)	4,626,000	$4,626,000

		79,130,255

Total Short-Term Investments — 2.0% (Cost: $79,093,179)		79,130,255

Total Investments in Securities — 101.8% (Cost: $3,317,000,183)		3,894,818,530

Other Assets, Less Liabilities — (1.8)%		(70,595,332)

Net Assets — 100.0%		$3,824,223,198

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	99,266,293	(24,799,272)	74,467,021	$74,504,255	$495,488	(a)	$7,294	$(7,567)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,401,000	225,000	4,626,000	4,626,000	28,956		—	—

				$79,130,255	$524,444		$7,294	$(7,567)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng Index	9	11/28/19	$1,549	$3,043
MSCI Emerging Markets E-Mini	111	12/20/19	5,780	62,435

				$65,478

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,784,334,357	$4,081	$2,231,248	$3,786,569,686
Preferred Stocks	29,109,510	—	—	29,109,510
Rights	—	9,079	—	9,079
Money Market Funds	79,130,255	—	—	79,130,255

	$3,892,574,122	$13,160	$2,231,248	$3,894,818,530

Derivative financial instruments(a)
Assets
Futures Contracts	$65,478	$—	$—	$65,478

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares